Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2014	Aug. 25, 2014	Jan. 03, 2013	Jan. 02, 2012	May 01, 2011
Note Face Amount	$ 91,166	$ 91,166	$ 128,466
Debt Discount
Net Amount of Note	91,166	91,166	128,466
2011 Convertible Note [Member]
Note Face Amount	22,166	22,166	22,166					$ 32,000
Debt Discount
Net Amount of Note	22,166	22,166	22,166
2012 Convertible Note [Member]
Note Face Amount	48,000	48,000	48,000				$ 48,000
Debt Discount
Net Amount of Note	48,000	48,000	48,000
2013 Convertible Note [Member]
Note Face Amount	12,000	12,000	12,000			$ 12,000
Debt Discount
Net Amount of Note	12,000	12,000	12,000
2014 Convertible Note [Member]
Note Face Amount	9,000	9,000	9,000		$ 50,000
Debt Discount				$ 80,434	$ 100,000
Net Amount of Note	9,000	9,000	9,000
2016 Convertible Note [Member]
Note Face Amount
Debt Discount
Net Amount of Note
2017 Convertible Note [Member]
Note Face Amount
Debt Discount
Net Amount of Note
2016 Convertible Note One [Member]
Note Face Amount			25,000
Debt Discount
Net Amount of Note			25,000
2016 Convertible Note Two [Member]
Note Face Amount			12,300
Debt Discount
Net Amount of Note			$ 12,300